Inventories (Schedule of Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Inventory Disclosure [Abstract]
Finished goods	¥ 159,801	¥ 149,737
Work in process	63,113	62,784
Raw materials and supplies	104,961	141,978
Total	¥ 327,875	¥ 354,499